Goodwill, Intangible and Long-Lived Assets - Carrying Value of Goodwill by Reportable Segment (Details) - USD ($)				12 Months Ended
	Oct. 01, 2017	Oct. 01, 2016	Oct. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying value of goodwill by reportable operating segment
Balance				$ 1,126,892,000	$ 1,143,333,000	$ 1,158,346,000
Acquisition				5,675,244,000
Impairment charged to operations					(10,455,000)
Currency and other adjustments				12,209,000	(5,986,000)	(15,013,000)
Balance				6,814,345,000	1,126,892,000	1,143,333,000
Accumulated impairment losses				19,359,000	8,904,000
The Americas Group
Carrying value of goodwill by reportable operating segment
Balance				285,410,000	295,052,000	295,129,000
Acquisition				2,276,127,000
Impairment charged to operations	$ 0	$ (10,455,000)	$ 0		(10,455,000)
Currency and other adjustments				(5,928,000)	813,000	(77,000)
Balance				2,555,609,000	285,410,000	295,052,000
Accumulated impairment losses				10,455,000
Consumer Brands Group
Carrying value of goodwill by reportable operating segment
Balance				699,874,000	701,071,000	702,206,000
Acquisition				1,473,239,000
Currency and other adjustments				60,128,000	(1,197,000)	(1,135,000)
Balance				2,233,241,000	699,874,000	701,071,000
Accumulated impairment losses				8,113,000	8,113,000
Performance Coatings Group
Carrying value of goodwill by reportable operating segment
Balance				141,608,000	147,210,000	161,011,000
Acquisition				1,925,878,000
Currency and other adjustments				(41,991,000)	(5,602,000)	(13,801,000)
Balance				2,025,495,000	141,608,000	$ 147,210,000
Accumulated impairment losses				$ 791,000	$ 791,000